Share-based payments reserve (Details 1) - Stock options [member]	3 Months Ended
	Nov. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41	[1]
Number of options outstanding	4,986,000
Number of options exercisable	4,986,000
Remaining contractual life	2 years 7 months 6 days	[1]
Range 1 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	2,259,000
Number of options exercisable	2,259,000
Expiry date	Oct. 11, 2026
Remaining contractual life	2 years 10 months 24 days
Range 2 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	95,000
Number of options exercisable	95,000
Expiry date	Oct. 06, 2024
Remaining contractual life	10 months 24 days
Range 3 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	2,065,000
Number of options exercisable	2,065,000
Expiry date	Sep. 29, 2026
Remaining contractual life	2 years 9 months 18 days
Range 4 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	467,000
Number of options exercisable	467,000
Expiry date	Oct. 06, 2024
Remaining contractual life	10 months 24 days
Range 5 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	3 years 1 month 6 days

[1]	Total represents weighted average.